Subsequent Events (Details) $ / shares in Units, $ in Thousands				3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 05, 2021 USD ($) $ / shares shares	Oct. 20, 2021 USD ($) shares	Jul. 02, 2021	Sep. 30, 2021 USD ($) $ / shares	Jul. 02, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Subsequent Event [Line Items]
Common stock, par value (in USD per share) | $ / shares				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Options vested (in shares) | shares							3,887,187	3,095,000	4,189,825	2,960,091
Stock-based compensation expense | $				$ 10,592		$ 6,163	$ 26,971	$ 16,210	$ 22,608	$ 14,081
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in USD per share) | $ / shares	$ 0.0001
Exchange ratio	3.1057
Sale of stock, number of shares issued in transaction (in shares) | shares	27,000,000,000
Sale of stock, price per share (in USD per share) | $ / shares	$ 10.00
Proceeds from merger transactions | $	$ 626,700
Subsequent Event | CEO
Subsequent Event [Line Items]
Options vested (in shares) | shares	743,184
RSUs
Subsequent Event [Line Items]
Awards granted during period (in shares) | shares					62,844		209,000
Aggregate grant date fair value of awards granted | $					$ 1,300
Vesting period			4 years				4 years
RSUs | Subsequent Event
Subsequent Event [Line Items]
Awards granted during period (in shares) | shares		660,682
Aggregate grant date fair value of awards granted | $		$ 18,700
Vesting period		4 years
Stock Options
Subsequent Event [Line Items]
Vesting period									4 years
Stock Options | Subsequent Event | CEO
Subsequent Event [Line Items]
Stock-based compensation expense | $	$ 8,500